UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2010
                                                    -----------------

Check here if Amendment [  ];     Amendment Number:
                                                    -----------------

     This Amendment (check only one):        [  ] is a restatement
                                             [ ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Ironwood Investment Management, LLC
                ----------------------------------------------------------
Address:        21 Custom House Street, Suite 240
                ----------------------------------------------------------
                Boston, MA  02110
                ----------------------------------------------------------

                ----------------------------------------------------------

Form 13F File Number:        28-06155
                             ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           John Barnett
                ---------------------------------------------------------
Title:          Chief Compliance Officer
                ---------------------------------------------------------
Phone:          617.757.7609
                ---------------------------------------------------------

Signature, Place and Date of Signing:


                                        Boston, MA              July , 2010
-----------------------------     -----------------------    -------------------
       [Signature]                    [City, State]               [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                                -------------------
Form 13F Information Table Entry Total:                157
                                                -------------------
Form 13F Information Table Value Total:              $212,905
                                                -------------------
                                                   (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                  FORM 13F INFORMATION TABLE
                                 TITLE OF                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER             CLASS     CUSIP   (x$1000)    PRN AMT  PRN CALL         DSCRETN   MANAGERS SOLE    SHARED    NONE
------------------------------ ----------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------- ----
A.M. Castle & Co.              COM         148411101    449      32340.00  SH                SOLE               32340.00
ATMI Inc.                      COM         00207r101    306      20920.00  SH                SOLE               20920.00
Acco Brands Corp.              COM         00081T108    940     188352.00  SH                SOLE              188237.00
Actividentity Corp             COM         00506P103   2174    1138372.00  SH                SOLE             1137982.00
Aes Corp Com                   COM         00130H105    271      29325.00  SH                SOLE               29325.00
Airtran Hldgs Inc              COM         00949P108   1025     211310.00  SH                SOLE              211225.00
Albemarle Corp                 COM         012653101    524      13195.00  SH                SOLE               13195.00
Amedisys Inc.                  COM         023436108   2179      49549.00  SH                SOLE               49519.00
American Coml Lines Inc        COM         025195405   1278      56796.00  SH                SOLE               56761.00
American Railcar Inds          COM         02916P103    245      20295.00  SH                SOLE               20295.00
Analogic Corp New              COM         032657207   3601      79131.01  SH                SOLE               79096.01
Arena Resources Inc.           COM         040049108   2546      79803.00  SH                SOLE               79758.00
Ariad Pharmaceuticals Inc      COM         04033a100   2085     739276.00  SH                SOLE              739036.00
Arrow Electronics              COM         042735100    402      17965.00  SH                SOLE               17965.00
Ascent Media Corp Com Ser A    COM         043632108   1020      40381.00  SH                SOLE               40356.00
Ashford Hospitality Trust      COM         044103109    702      95790.00  SH                SOLE               95790.00
BTU International              COM         056032105   1840     316695.00  SH                SOLE              316485.00
Bank Of Amer Corp              COM         060505104    196      13665.00  SH                SOLE               13665.00
Barnes Group Inc.              COM         067806109    343      20905.00  SH                SOLE               20905.00
Beacon Roofing Supply Inc      COM         073685109   3123     173332.00  SH                SOLE              173237.00
Belden Inc                     COM         077454106    345      15665.00  SH                SOLE               15665.00
Berkshire Hills Bancorp Inc    COM         084680107   2320     119091.00  SH                SOLE              119026.00
Berry Petroleum Co.            COM         085789105    210       8170.00  SH                SOLE                8170.00
Boston Privt Finl Hldg Com     COM         101119105   1133     176242.00  SH                SOLE              176127.00
Bristol Myers Squibb           COM         110122108    320      12832.00  SH                SOLE               12832.00
Bronco Drilling Co Inc         COM         112211107    493     147270.00  SH                SOLE              147180.00
C&d Technologies Inc           COM         124661109    424     480986.00  SH                SOLE              480686.00
CACI, Inc.                     COM         127190304    404       9500.00  SH                SOLE                9500.00
CVR Energy Inc                 COM         12662p108    369      49050.00  SH                SOLE               49050.00
Cache Inc.                     COM         127150308   2448     431038.00  SH                SOLE              430838.00
Callaway Golf Co Com           COM         131193104   1442     238769.00  SH                SOLE              238634.00
Carter Inc.                    COM         146229109   3273     124701.00  SH                SOLE              124636.00
Ce Franklin Ltd Com            COM         125151100    343      53371.00  SH                SOLE               53371.00
Celsion Corp                   COM         15117n305    179      56640.00  SH                SOLE               56640.00
Cenveo Inc.                    COM         15670s105    418      76260.00  SH                SOLE               76260.00
Chiquita Brands Inc.           COM         170032809   2058     169393.00  SH                SOLE              169313.00
Citigroup                      COM         172967101     47      12495.00  SH                SOLE               12495.00
Commercial Vehicle Group       COM         202608105    566      55455.00  SH                SOLE               55455.00
Commscope, Inc.                COM         203372107    278      11710.00  SH                SOLE               11710.00
Comverge Inc.                  COM         205859101   1449     161715.00  SH                SOLE              161620.00
Cpi Aerostructures             COM         125919308    224      22775.00  SH                SOLE               22775.00
Cytokinetics Inc.              COM         23282w100   2011     848564.00  SH                SOLE              848104.00
Danka Business Sys Plc Sponsor COM         236277109     44     510091.00  SH                SOLE              510091.00
Darling International          COM         237266101   2350     312902.00  SH                SOLE              312762.00
Denbury Resources Inc.         COM         247916208    213      14565.00  SH                SOLE               14565.00
Diana Shipping Inc.            COM         y2066g104   1949     173057.00  SH                SOLE              172972.00
Digital River Inc.             COM         25388b104   2278      95255.00  SH                SOLE               95200.00
Durect Corp                    COM         266605104   4832    1988675.00  SH                SOLE             1987665.00
Dycom Industries               COM         267475101   1490     174321.00  SH                SOLE              174231.00
Dynegy Inc Del                 COM         26817g300    559     145120.00  SH                SOLE              145068.00
Ems Technologies Inc           COM         26873N108   2343     155962.00  SH                SOLE              155882.00
Esterline Corp.                COM         297425100    343       7225.00  SH                SOLE                7225.00
Exxon Mobil Corp               COM         30231G102    812      14236.00  SH                SOLE               14236.00
FTI Consulting Inc.            COM         302941109   1007      23100.00  SH                SOLE               23100.00
Ferro Corp                     COM         315405100    359      48695.00  SH                SOLE               48695.00
First California Financial Gro COM         319395109     72      26650.00  SH                SOLE               26650.00
First Mercury Finl Com         COM         320841109   1305     123330.00  SH                SOLE              123250.00
Flanders Corp.                 COM         338494107   1257     404272.00  SH                SOLE              404037.00
Freightcar America Inc.        COM         357023100    994      43944.00  SH                SOLE               43919.00
Frontier Oil Corp.             COM         35914P105   2436     181109.00  SH                SOLE              181019.00
General Electric               COM         369604103    444      30796.00  SH                SOLE               30796.00
Global Industries LTD          COM         379336100    402      89540.00  SH                SOLE               89540.00
Goodyear Tire & Rubr Co        COM         382550101    252      25400.00  SH                SOLE               25400.00
Group 1 Automotive             COM         398905109    388      16475.00  SH                SOLE               16475.00
Hanover Insurance Group Inc    COM         410867105   3024      69508.00  SH                SOLE               69483.00
Hewlett Packard                COM         428236103    692      15994.00  SH                SOLE               15994.00
Hudson Highland Group Inc      COM         443792106   1020     231793.00  SH                SOLE              231648.00
Insteel Industries Inc.        COM         45774w108    475      40900.00  SH                SOLE               40900.00
Intel                          COM         458140100    250      12851.00  SH                SOLE               12851.00
Interline Brands Inc.          COM         458743101    311      17985.00  SH                SOLE               17985.00
International Coal Group Inc   COM         45928H106   2004     520522.00  SH                SOLE              520262.00
Intl Business Machines         COM         459200101   1055       8546.00  SH                SOLE                8546.00
Jarden Corp.                   COM         471109108    861      32055.00  SH                SOLE               32055.00
Jos A Bank Clothiers Inc       COM         480838101   4857      89955.00  SH                SOLE               89910.00
Kenexa Corp Com                COM         488879107   2096     174640.00  SH                SOLE              174535.00
Knoll Inc.                     COM         498904200    363      27315.00  SH                SOLE               27315.00
Kona Grill Inc                 COM         50047H201    845     230171.00  SH                SOLE              230045.00
LTX-Credence Corp Com          COM         502403108   1115     394110.00  SH                SOLE              393935.00
Lincare Holdings Inc.          COM         532791100    528      16237.00  SH                SOLE               16237.00
Livewire Mobile Inc Com        COM         53837p201    285      83810.00  SH                SOLE               83776.00
Louisiana-Pacific Corp.        COM         546347105    180      26835.00  SH                SOLE               26835.00
Lubrizol Corp.                 COM         549271104    483       6010.00  SH                SOLE                6010.00
Madden Steven Ltd              COM         556269108   3608     114478.50  SH                SOLE              114418.50
Manitex Intl Inc Com           COM         563420108    156      86430.00  SH                SOLE               86430.00
Manitowoc Inc.                 COM         563571108    256      28015.00  SH                SOLE               28015.00
Material Sciences Corp         COM         576674105    670     222721.00  SH                SOLE              222621.00
Maxwell Technologies Inc       COM         577767106   1146     100499.00  SH                SOLE              100434.00
Mckesson                       COM         58155Q103    924      13762.00  SH                SOLE               13762.00
Measurement Specialties Inc    COM         583421102   1200      87568.00  SH                SOLE               87518.00
Mens Wearhouse Inc.            COM         587118100    248      13515.00  SH                SOLE               13515.00
Mentor Graphics Corp           COM         587200106   2190     247435.00  SH                SOLE              247285.00
Merck                          COM         58933y105    263       7524.00  SH                SOLE                7524.00
Mercury Computer Systems       COM         589378108   3602     307093.00  SH                SOLE              306903.00
Metalico Inc                   COM         591176102   1455     365524.00  SH                SOLE              365289.00
Mocon Inc                      COM         607494101    291      27045.00  SH                SOLE               27045.00
Moduslink Global Solut Com     COM         60786L107   1105     183299.00  SH                SOLE              183190.00
Motorola                       COM         620076109     84      12885.00  SH                SOLE               12885.00
NCR Corporation                COM         62886e108    740      61070.00  SH                SOLE               61070.00
Nautilus Inc                   COM         63910B102    469     308462.00  SH                SOLE              308322.00
NetSuite Inc.                  COM         64118q107   1425     112703.00  SH                SOLE              112633.00
Newalliance Bancshares Inc     COM         650203102   1799     160505.00  SH                SOLE              160420.00
Newpark Res Inc                COM         651718504   3176     525023.00  SH                SOLE              524723.00
Northwestern Corp Com New      COM         668074305    336      12843.00  SH                SOLE               12843.00
Novavax Corp                   COM         670002104   1954     900604.00  SH                SOLE              900219.00
Olin Corp                      COM         680665205    359      19820.00  SH                SOLE               19820.00
Pegasystems Inc                COM         705573103   5606     174599.00  SH                SOLE              174514.00
Pepsico                        COM         713448108    326       5355.00  SH                SOLE                5355.00
Perficient Inc Com             COM         71375U101   1696     190298.00  SH                SOLE              190183.00
PetMed Express Inc.            COM         716382106    287      16110.00  SH                SOLE               16110.00
Petrohawk Energy Corp          COM         716495106   1117      65850.00  SH                SOLE               65815.00
Pfizer                         COM         717081103    228      15963.00  SH                SOLE               15963.00
Pma Cap Corp                   COM         693419202   2558     390492.00  SH                SOLE              390252.00
Polyone Corp                   COM         73179P106    705      83765.00  SH                SOLE               83765.00
Prestige Brand Holdings Inc.   COM         74112d101   1800     254196.00  SH                SOLE              254071.00
Progessive Corp Ohio           COM         743315103    263      14075.00  SH                SOLE               14075.00
Progress Software Corp         COM         743312100   4474     148950.00  SH                SOLE              148870.00
Pros Holdings Inc.             COM         74346y103     78      11980.00  SH                SOLE               11980.00
Reddy Ice Holdings             COM         75734r105    498     154105.00  SH                SOLE              154105.00
Rti International Metals Inc.  COM         74973w107   2901     120324.00  SH                SOLE              120269.00
Russell Value Index            COM         464287630    509       8930.00  SH                SOLE                8930.00
SM Energy Company              COM         78454l100    444      11045.00  SH                SOLE               11045.00
Schulman A Inc                 COM         808194104   1871      98675.00  SH                SOLE               98618.00
Shaw Group Inc.                COM         820280105   5051     147599.00  SH                SOLE              147529.00
Shoe Carnival Inc              COM         824889109   2187     106655.00  SH                SOLE              106595.00
Skilled Healthcare Group Inc   COM         83066r107    114      16800.00  SH                SOLE               16800.00
Sonus Networks Inc             COM         835916107   1883     694855.00  SH                SOLE              694460.00
Southwest Bancorp Okla Com     COM         844767103   1163      87510.00  SH                SOLE               87455.00
Stancorp Finl Group Inc        COM         852891100   1988      49049.00  SH                SOLE               49024.00
Steel Dynamics Inc.            COM         858119100    634      48050.00  SH                SOLE               48050.00
Sterling Construction Co       COM         859241101    527      40750.00  SH                SOLE               40750.00
Strategic Diagnostics Inc.     COM         862700101    668     369245.00  SH                SOLE              369045.00
Sunopta Inc                    COM         8676EP108   2977     679786.00  SH                SOLE              679396.00
Sycamore Networks Inc          COM         871206405    910      54746.50  SH                SOLE               54712.50
Synta Pharmaceuticals Corp     COM         87162t206    138      50980.00  SH                SOLE               50980.00
Sypris Solutions Inc           COM         871655106   1436     358208.00  SH                SOLE              357993.00
TTM Technologies               COM         87305r109    727      76490.00  SH                SOLE               76490.00
Teletech Holdings, Inc         COM         879939106    675      52335.00  SH                SOLE               52335.00
Tempur-Pedic Intl Inc          COM         88023U101   6503     211494.00  SH                SOLE              211379.00
Terex                          COM         880779103   2432     129757.00  SH                SOLE              129702.00
The Dolan Company              COM         25659p402   2304     207195.00  SH                SOLE              207125.00
The Scotts Miracle Gro Company COM         810186106    787      17720.00  SH                SOLE               17720.00
TriCo Bancshares               COM         896095106   1361      80384.00  SH                SOLE               80334.00
Tutor Perini Corp.             COM         901109108    276      16770.00  SH                SOLE               16770.00
U S Physical Therapy Inc       COM         90337L108   3909     231569.00  SH                SOLE              231439.00
Universal Fst Prods Inc        COM         913543104    984      32461.00  SH                SOLE               32441.00
Varian Semiconductor Equip Ass COM         922207105   7435     259404.00  SH                SOLE              259274.00
Vicor Corp                     COM         925815102   2374     190099.00  SH                SOLE              189989.00
Vivus Inc                      COM         928551100   2435     253621.00  SH                SOLE              253466.00
Volcano Corp.                  COM         928645100   2592     118784.00  SH                SOLE              118719.00
Watts Water Technologies, Inc. COM         942749102   2316      80806.00  SH                SOLE               80756.00
Wausau Paper Corp              COM         943315101   2277     336281.00  SH                SOLE              336111.00
Western Digital                COM         958102105    439      14540.00  SH                SOLE               14540.00
Whitney Holding Corporation Co COM         966612103    898      97132.00  SH                SOLE               97072.00
Whole Foods Market             COM         966837106   4623     128357.00  SH                SOLE              128292.00
Williams Control Inc           COM         969465608    676      75140.00  SH                SOLE               75140.00
Xerox Corp                     COM         984121103     91      11364.25  SH                SOLE               11364.25
Zoran Corp Com                 COM         98975F101   1719     180161.00  SH                SOLE              180046.00